COMMITMENTS AND CONTINGENCIES (Details Textual)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2012 Dalin Xinding [Member] USD ($)
Commitment To Provide Interest Free Loan To Shareholders					$ 3,300,000
Operating Leases, Rent Expense	$ 231,646	1,459,140	$ 105,105	680,670